Commitments and Contingencies - Schedule of Maturity of Leases (Details) - Dec. 31, 2017 $ in Thousands, $ in Thousands		CAD ($)	USD ($)
CapitalCommitmentsLineItems [Line Items]
Total in Canadian dollars	[1]	$ 1,331
U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total			$ 1,059
Anchorage Office Lease [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[2]		944
Pebble Project Site Leases [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[3]	115
Less Than 1 Year [Member]
CapitalCommitmentsLineItems [Line Items]
Total in Canadian dollars	[1]	370
Less Than 1 Year [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total			294
Less Than 1 Year [Member] | Anchorage Office Lease [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[2]		179
Less Than 1 Year [Member] | Pebble Project Site Leases [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[3]	115
Between 1 to 5 Years [Member]
CapitalCommitmentsLineItems [Line Items]
Total in Canadian dollars	[1]	961
Between 1 to 5 Years [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total			765
Between 1 to 5 Years [Member] | Anchorage Office Lease [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[2]		765
Between 1 to 5 Years [Member] | Pebble Project Site Leases [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[3]
Later Than 5 Years [Member]
CapitalCommitmentsLineItems [Line Items]
Total in Canadian dollars	[1]
Later Than 5 Years [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total
Later Than 5 Years [Member] | Anchorage Office Lease [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[2]
Later Than 5 Years [Member] | Pebble Project Site Leases [Member]
CapitalCommitmentsLineItems [Line Items]
Total	[3]

[1]	Converted at the Wall Street Journal closing rate of $1.2573 per US$1 on December 31, 2017.
[2]	Lease which expires November 30, 2022.
[3]	The Group has leases for a hangar at site and core storage. The hanger lease expires May 1, 2018 and the core yard lease expires June 1, 2018.